Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
Columbia High Yield Bond Fund (Class A)
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 13,709	$ 13,709	$ 13,709	$ 12,449	$ 12,535	$ 13,164	$ 11,717	$ 11,396	$ 10,805	$ 10,795	$ 9,806	$ 9,827
Average Annual Return, Percent	4.93%	2.78%	3.21%
Columbia High Yield Bond Fund (Class A) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	10.12%	3.76%	3.70%
Columbia High Yield Bond Fund (Advisor Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 14,733	$ 14,733	$ 14,733	13,349	13,403	14,046	12,442	12,071	11,456	11,414	10,346	10,339
Average Annual Return, Percent	10.37%	4.07%	3.95%
Columbia High Yield Bond Fund (Class C)
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 13,354	$ 13,354	$ 13,354	12,227	12,396	13,124	11,753	11,519	11,004	11,079	10,172	10,238
Average Annual Return, Percent	8.22%	3.00%	2.93%
Columbia High Yield Bond Fund (Class C) | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	9.22%	3.00%	2.93%
Columbia High Yield Bond Fund (Institutional Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 14,733	$ 14,733	$ 14,733	13,359	13,405	14,045	12,479	12,108	11,451	11,412	10,341	10,337
Average Annual Return, Percent	10.29%	4.00%	3.95%
Columbia High Yield Bond Fund (Institutional 2 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 14,813	$ 14,813	$ 14,813	13,420	13,459	14,094	12,501	12,121	11,455	11,409	10,365	10,315
Average Annual Return, Percent	10.38%	4.09%	4.01%
Columbia High Yield Bond Fund (Institutional 3 Class)
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 14,963	$ 14,963	$ 14,963	13,550	13,581	14,213	12,579	12,191	11,515	11,463	10,409	10,389
Average Annual Return, Percent	10.43%	4.18%	4.11%
Columbia High Yield Bond Fund (Class R)
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 14,025	$ 14,025	$ 14,025	12,781	12,887	13,576	12,116	11,813	11,228	11,244	10,241	10,287
Average Annual Return, Percent	9.73%	3.49%	3.44%
ICE BofA US Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA US Cash Pay High Yield Constrained Index
Account Value	$ 15,075	$ 15,075	$ 15,075	13,569	13,587	14,292	12,433	12,387	11,754	11,495	10,099	10,188
Average Annual Return, Percent	11.10%	4.01%	4.19%
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,329	$ 11,329	$ 11,329	$ 11,183	$ 11,428	$ 12,452	$ 12,502	$ 11,426	$ 10,739	$ 10,780	$ 10,612	$ 10,303
Average Annual Return, Percent	1.31%	(0.17%)	1.26%